Securities Sold Under Agreements to Repurchase - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Customers [Member]
Repurchase Agreement Counterparty [Line Items]
FHLBNY repurchase agreements outstanding at year end	$ 478	$ 1,968	$ 5,668
Repurchase agreements, Interest rate	0.08%	0.17%	0.08%
Interest expense on repurchase agreements	2	7	7
Collateral for repurchase agreements	Consisted of U.S. Treasury notes or securities issued or guaranteed by one of the U.S. Government sponsored agencies
FHLB New York [Member]
Repurchase Agreement Counterparty [Line Items]
FHLBNY repurchase agreements outstanding at year end			15,000
Repurchase agreements, Interest rate			4.84%
Interest expense on repurchase agreements	$ 0	$ 472	$ 737
Collateral for repurchase agreements	Consists of securities issued or guaranteed by one of the U.S. Government sponsored agencies
Number of repurchase agreements	0	0